Summary of significant accounting policies (Details 5) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ 2,543,813	$ 2,223,979	$ 2,356,437
Weighted average outstanding shares of ordinary shares (B)	3,628,923	2,905,984	514,213
Diluted ordinary shares and ordinary shares equivalents (C)	8,452,875	2,905,984	522,276
Earnings per share
Basic (A/B)	$ 0.70	$ 0.77	$ 4.58
Diluted (A/C)	$ 0.30	$ 0.77	$ 4.51
Continuing operations
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ 2,543,813	$ 2,223,979	$ 2,407,790
Earnings per share
Basic (A/B)	$ 0.70	$ 0.77	$ 4.68
Diluted (A/C)	$ 0.30	$ 0.77	$ 4.61
Discontinued operations
Component of basic and diluted EPS
Net income (loss) available for common shareholders (A)	$ 0	$ 0	$ (51,353)
Earnings per share
Basic (A/B)	$ 0.00	$ 0.00	$ (0.10)
Diluted (A/C)	$ 0.00	$ 0.00	$ (0.10)